Short-Term Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Short-term Investments [Abstract]
Held-to-maturity investments for OTTI recognized	$ 0	$ 0	$ 0
Minimum [Member]
Short-term Investments [Abstract]
Short-term investments stated interest rate	2.60%
Maximum [Member]
Short-term Investments [Abstract]
Short-term investments stated interest rate	5.00%